Earnings (loss) per share - Basic earnings (loss) per share (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Basic earnings (loss) per share:
Net income (loss) for the year	$ (16,499)	$ 29,448
Average number of common shares outstanding during the year	242,763,558	161,026,463
Earnings (loss) per share - basic	$ (0.07)	$ 0.18